Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2026, up through September 24, 2026, the date that these consolidated financial statements are available to be issued, other than as disclosed below, there were no material subsequent events that require disclosure in these consolidated financial statements.

Share consolidation

At an Extraordinary General Meeting of shareholders held on August 21, 2026, the shareholders of the Company approved a consolidation of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares, each of par value US$0.0001, on the basis of every 40 ordinary shares being consolidated into one ordinary share of the same class of par value US$0.004 (the “Share Consolidation”), with any fractional shares resulting from the Share Consolidation to be rounded up to the nearest whole share at the participant level.

On August 11, 2026, the Company clarified that, although its proxy statement had referred to August 21, 2026 as the anticipated effective date, the marketplace effective date of the Share Consolidation on The Nasdaq Capital Market had not been finalised and would be determined in coordination with The Nasdaq Stock Market LLC, The Depository Trust Company and the Company’s transfer agent. On August 25, 2026, the Company announced that the marketplace effective date would be September 8, 2026.

The Company subsequently announced that its board of directors had approved a revised consolidation ratio of 1-for-30, to become marketplace effective on The Nasdaq Capital Market on September 17, 2026. This supersedes the previously announced 1-for-40 ratio and September 8, 2026 marketplace effective date, neither of which remains applicable. The Company’s Class A ordinary shares are expected to commence trading on a post-consolidation basis at market open on September 17, 2026.

The share consolidation has been applied retroactively to all periods presented in these unaudited interim condensed consolidated financial statements, as required by ASC 260-10-55-12. The weighted average number of ordinary shares used in the computation of basic and diluted earnings and loss per share for the six months periods ended June 30, 2025 and 2026 has been restated from 15,000,000 and 30,465,470 to 500,000 and 1,015,516 respectively, and earnings and loss per share have been restated from MYR0.13 and MYR(0.19) to MYR3.76 and MYR(5.74) respectively.